Note 8 - Intangible Assets - Mortgage Servicing Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Balance, beginning of year	$ 2,172	$ 1,855
Originations	2,189	1,097
Amortization	(1,318)	(780)
Balance, end of year	3,043	2,172
Fair value of mortgage servicing rights	$ 3,378	$ 3,390